RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - LEASE OBLIGATIONS (Details) - USD ($) $ in Thousands	Dec. 29, 2024	Mar. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Current	$ 17,749		$ 14,161
Non-current	99,671		83,900
Lease liabilities	$ 117,420	$ 15,500	$ 98,061